Installment Loans (Composition of Installment Loans By Domicile and Type of Borrower) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2020	Mar. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		¥ 3,740,486	¥ 3,277,670
Non-recourse Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		48,566	53,067
Corporate Commercial, industrial and other companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		255,309	266,675
Purchased loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans	[1]	13,218	16,416
Japan | Consumer borrowers
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		2,098,400	1,838,933
Japan | Consumer borrowers | Consumer - Real Estate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		1,842,131	1,560,832
Japan | Consumer borrowers | Card loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		223,651	245,139
Japan | Consumer borrowers | Consumer - Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		32,618	32,962
Japan | Corporate borrowers
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		604,859	608,593
Japan | Corporate borrowers | Corporate Real Estate Companies Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		300,984	288,851
Overseas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		1,024,009	813,728
Overseas | Overseas Real estate companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		250,195	104,883
Overseas | Non-recourse Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		83,515	49,915
Overseas | Corporate Commercial, industrial and other companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		¥ 690,299	¥ 658,930

[1]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.